ACCOUNTS RECEIVABLE, NET - Accounts receivable, net of provision (Details) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Accounts Receivable, net of provisions
Accounts receivable	$ 45,596,256		$ 47,783,610
Less: provision for doubtful accounts	(17,198,976)		(17,681,792)
Accounts receivable, net of provision for doubtful accounts	28,397,280		$ 32,101,818
Provisions for doubtful accounts	$ 398,378	$ 3,286,320